Unearned Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Unearned Revenue Table [Abstract]
Schedule of unearned revenue includes customer deposits and deferred revenue
	December 31,	December 31.
	2021	2020
Balance at January 1,	$564,227	$362,951
Revenue recognized	(39,702,714)	(37,752,173)
Amounts collected or invoiced	39,860,095	37,953,449
Balance at December 31,	$721,608	$564,227